Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (“Freddie Mac”)

J.P. Morgan Securities LLC

(collectively, the “Specified Parties”)

Re:	Freddie Mac
Structured Pass-Through Certificates (SPCs) Series ML-32 (the “SPCs”)

FRETE 2025-ML32 Trust (the “Issuing Entity”)
Multifamily ML Pass-Through Certificates, Series 2025-ML32 (together with the SPCs, the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Loans (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s Certificates securitization transaction (the “Transaction”) as of 18 November 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Freddie Mac provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Loans, which contain various source documents (the “Source Documents”) relating to the Loans and Properties (as defined herein) that secure the Loans,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that Freddie Mac instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Freddie Mac instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which Freddie Mac instructed us to perform no procedures,
f.	A draft of the preliminary information circular for the Transaction (the “Draft Preliminary Information Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. Freddie Mac is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Information Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Information Circular or any other information provided to us by Freddie Mac upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loans,
iii.	Whether the originator(s) of the Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Loans will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of Freddie Mac and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

18 November 2025

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, Freddie Mac indicated that:

a.	The primary assets of the Transaction’s issuing entity will be a pool of fixed rate loans (the “Loans”) intended to be tax-exempt loans, secured by mortgaged real properties (the “Properties”) and
b.	Certain Loan(s) have a corresponding taxable supplemental loan that will not be an asset of the Transaction’s issuing entity (the “Taxable Loans”).

For the purpose of the procedures described in this report, each Loan, together with the corresponding Taxable Loan, is hereinafter referred to as the “Total Debt associated with each Loan.”

Procedures performed and our associated findings

1.	Freddie Mac provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Freddie Mac indicated contains information relating to the Loans as of 1 December 2025 (the “Cut-Off Date”) and
b.	Record layout and decode information related to the information on the Data Files.

We performed certain procedures on earlier versions of the Data Files and communicated any differences prior to being provided the Data Files which were subjected to the procedures as described herein.

For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Document(s) indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions and methodologies described in the notes on Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item.

The Source Document(s) that we were instructed by Freddie Mac to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, Freddie Mac instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 1 to Attachment A (except as described in the notes on Exhibit 1 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Attachment A Page 2 of 9

1. (continued)

Additionally, for any Loan(s) listed in the table below, Freddie Mac provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Loan	Draft Source Document(s)

Irene McCoy Gaines Apartments	Continuing Covenant Agreement Amendment

For the purpose of the procedures described in this report, Freddie Mac instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

2.	As instructed by Freddie Mac, we adjusted the information on the Preliminary Data File to correct any differences we noted in performing the procedures described in the Item above and provided a list of such differences to Freddie Mac. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the procedures described in the Items above, Freddie Mac provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Freddie Mac indicated contains information as of the Cut-Off Date relating to the Loans.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

5.	Using:
a.	The “First Payment Date,” as shown on the Final Data File, and
b.	The first payment date that a payment of principal and interest is due, as shown in the applicable Source Document,

we recalculated the “IO Period” of each Loan (except for any Interest Only Loan(s) or Amortizing Loan(s) (both as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

For any Amortizing Loan, Freddie Mac instructed us to use ”0” for the “IO Period” characteristic.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Loan as of the Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and assuming each Loan has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Original)” characteristic.

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original),

as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

Attachment A Page 4 of 9

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original),

as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing),

as shown on the Final Data File, and the instructions provided by Freddie Mac that are described in the succeeding paragraph(s) of this Item, we recalculated the principal balance as of the Cut-Off Date (the “Cut-Off Date Loan Amount”) and as of the “Maturity Date” (the “Maturity Balance”) of each Loan, assuming all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of recalculating the “Cut-Off Date Loan Amount” and “Maturity Balance” characteristics for any Loan listed in the table below, Freddie Mac instructed us to apply the principal payment value related to the “First Payment Date” of the Loan, as shown on the amortization schedule in the applicable Source Document(s).

Loan

N/A

For the purpose of this procedure, Freddie Mac instructed us to:

a.	Ignore differences of +/- $2 or less and
b.	Recalculate the “Maturity Balance” as the principal amount that is scheduled to be paid on the “Maturity Date” after the principal component (if any) that is included in the scheduled payment that is due on the “Maturity Date” is applied to the principal balance of the corresponding Loan.

Attachment A Page 5 of 9

11.	Using the “Cut-Off Date Loan Amount,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Pool Balance” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the “Cut-Off Date Loan Amount” and “Loan Group,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Loan Group Balance” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Primary Servicing Fee,
b.	Master Servicing Fee,
c.	Trustee Fee,
d.	Master Servicing Surveillance Fee,
e.	Special Servicing Surveillance Fee and
f.	CREFC Royalty Fee,

as shown on the Final Data File, we recalculated the “Administration Fee Rate” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Gross Interest Rate and
b.	Administration Fee Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Monthly Debt Service Amount (Amortizing),
b.	3rd Most Recent NCF,
c.	2nd Most Recent NCF and
d.	Most Recent NCF,

as applicable, as shown on the Final Data File, the monthly debt service amount as shown in the applicable Taxable Loan Source Document(s), as applicable, and the applicable calculation methodologies and assumptions that are described in the Draft Preliminary Information Circular, we recalculated the:

i.	3rd Most Recent DSCR (NCF),
ii.	2nd Most Recent DSCR (NCF) and
iii.	Most Recent DSCR (NCF)

of each Loan and, as applicable, Total Debt associated with each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Freddie Mac to round each characteristic listed in i. through iii. above to two decimal places.

Attachment A Page 6 of 9

15. (continued)

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristics listed in i. through iii. above for any group of Loans with the same value (except for “N/A”) for the “Crossed Loans” characteristic (each such group of Loans is a “Crossed Loan Group”), as shown on the Final Data File, by:

a.	Recalculating each characteristic listed in i. through iii. above on an individual basis for each Loan in the Crossed Loan Group,
b.	Recalculating the weighted average of each characteristic listed in i. through iii. above for all of the Loans in the Crossed Loan Group by weighting the result of a. above for each Loan in the Crossed Loan Group by the “Cut-Off Date Loan Amount” of such Loan, as shown on the Final Data File, and
c.	Rounding the result of b. above to two decimal places.

16.	Using:
a.	Information on the Final Data File,
b.	The monthly debt service amount as shown in the applicable Taxable Loan Source Document(s), as applicable, and
c.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Information Circular,

we recalculated the:

i.	Cut-Off Date LTV,
ii.	Maturity LTV,
iii.	UW NCF DSCR,
iv.	UW NCF DSCR (IO) and
v.	Cut-Off Date Balance/Unit

of each Loan and, as applicable, Total Debt associated with each Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Freddie Mac to round the characteristics listed in i. through ii. above to the nearest 1/10th of one percent and the characteristics listed in iii. through iv. above to two decimal places.

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristics listed in i. through iv. above for any Crossed Loan Group by:

a.	Recalculating each characteristic listed in i. through iv. above on an individual basis for each Loan in the Crossed Loan Group,
b.	Recalculating the weighted average of each characteristic listed in i. through iv. above for all of the Loans in the Crossed Loan Group by weighting the result of a. above for each Loan in the Crossed Loan Group by the “Cut-Off Date Loan Amount” of such Loan, as shown on the Final Data File, and
c.	Rounding the result of b. above to the nearest 1/10th of one percent for characteristics listed in i. through ii. above, and rounding the result of b. above to two decimal places for characteristics listed in iii. through iv. above.

Attachment A Page 7 of 9

16. (continued)

For the purpose of this procedure, Freddie Mac instructed us to recalculate the characteristic listed in v. above for any Crossed Loan Group by dividing the aggregate “Cut-Off Date Loan Amount” of the Loans in the Crossed Loan Group by the aggregate “Total Units” of the Loans in the Crossed Loan Group.

For any Amortizing Loan, Freddie Mac instructed us to use “N/A” for the “UW NCF DSCR (IO)” characteristic.

17.	Using the:
a.	Cut-Off Date Loan Amount,
b.	Monthly Debt Service Amount (Amortizing),
c.	Additional Financing Amount (existing),
d.	UW NCF and
e.	Appraised Value,

as applicable, as shown on the Final Data File, the applicable subordinate or supplemental financing information as shown in the applicable Source Document(s) and the applicable calculation methodologies and assumptions provided by Freddie Mac described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	CDCR (Combined DCR) and
ii.	CLTV (Combined LTV)

of any Loan with “Yes” for the “Additional Financing In Place (existing) (Y/N)” characteristic on the Final Data File and the applicable Source Document(s) require hard payments of debt service (each, a “Loan with Additional Hard Pay Financing”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Freddie Mac to round the characteristic listed in i. above to two decimal places and the characteristic listed in ii. above to the nearest 1/10th of one percent.

Attachment A Page 8 of 9

17. (continued)

For any Loan with Additional Hard Pay Financing, Freddie Mac instructed us to recalculate the “CDCR (Combined DCR)” by dividing the “UW NCF” by the sum of:

a.	Twelve (12) times the “Monthly Debt Service Amount (Amortizing),” as shown on the Final Data File, and
b.	The aggregate applicable debt service of any subordinate or supplemental financing, recalculated each individually, as applicable, if the applicable Source Document(s) indicate the subordinate loan amortization type is:
i.	Amortizing (each, a “Additional Hard Pay Financing Amortizing Loan”), as twelve (12) times the amortizing monthly debt service amount or the annualized amortizing debt service amount, both as shown in the applicable Source Document(s), and/or
ii.	Interest only (each, a “Additional Hard Pay Financing Interest Only Loan”), as twelve (12) times the product, rounded to two decimal places, of:
(a)	The original principal balance of each Additional Hard Pay Financing Interest Only Loan and

(b)       The product of:

1.	1/12th of the gross interest rate, as shown in the applicable Source Document(s), and 365/360, if the applicable Source Document(s) indicate the accrual basis is “Actual/360,” or
2.	The gross interest rate, as shown in the applicable Source Document(s), and 30/360, if the applicable Source Document(s) indicate the accrual basis is “30/360.”

For any Loan with Additional Hard Pay Financing, Freddie Mac instructed us to recalculate the “CLTV (Combined LTV)” by dividing:

a.	The applicable sum of:

i.       The “Cut-Off Date Loan Amount,” as shown on the Final Data File, and

ii.	The aggregate principal balance of any subordinate or supplemental financing as of the Cut–Off Date, which we were instructed to recalculate by using the applicable subordinate or supplemental financing information as shown in the applicable Source Document(s) and assuming all scheduled payments of principal and/or interest are made and that there are no other prepayments or other unscheduled collections, by
b.	The “Appraised Value,” as shown on the Final Data File.

For any Loan that is not a Loan with Additional Hard Pay Financing, Freddie Mac instructed us to use “N/A” for the characteristics listed in i. and ii. in the first paragraph of this Item.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions provided by Freddie Mac that are described above.

Attachment A Page 9 of 9

18.	Using the “Bad Boy Indemnitor / Guarantor” and “Borrower Principal,” as shown on the Final Data File, we identified those Loans that had at least one common “Bad Boy Indemnitor / Guarantor” or “Borrower Principal” (the “Related Borrower Loans”). We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 20

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report, Engineering Report, USPS Website
Property City	Appraisal Report, Engineering Report, USPS Website
County	Appraisal Report, Engineering Report, USPS Website
Property State	Appraisal Report, Engineering Report, USPS Website
Metropolitan Statistical Area	MSA Support File
Zip Code	Appraisal Report, Engineering Report, USPS Website
Property Type	Appraisal Report
Property Subtype	Appraisal Report, Property Inspection and Lease Audit, Investment Brief
Year Built	Engineering Report, Appraisal Report, Post Construction Analysis Report, Investment Brief
Year Renovated	Engineering Report, Appraisal Report, Construction Report, Post Construction Analysis Report, Investment Brief
Expected Construction Completion Date	Continuing Covenant Agreement, Commitment Letter, Pre-Construction Analysis Report
Elevator (Y/N)	Engineering Report, Appraisal Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Physical Risk Report, Pre-Construction Analysis Report
Zoning Status	Zoning Summary, Appraisal Report
Management Company	Management Agreement, Continuing Covenant Agreement

Exhibit 1 to Attachment A Page 2 of 20

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
Appraised Value	Appraisal Report
Appraisal Valuation Date	Appraisal Report
Appraised Value Type	Appraisal Report
FIRREA Eligible (Y/N)	Appraisal Report
Engineering Firm	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report, Pre-Construction Analysis Report, Post Construction Analysis Report
Engineering Report Date	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report, Pre-Construction Analysis Report, Post Construction Analysis Report
Immediate Repairs Cost Estimate	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report, Pre-Construction Analysis Report, Post Construction Analysis Report
Replacement Reserves Cost Estimate per Year	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report, Pre-Construction Analysis Report, Post Construction Analysis Report
Environmental Firm	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report, Investment Brief
Phase I Environmental Report Date	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report, Investment Brief
Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report, Investment Brief
Phase II Performed (Y/N)	Phase II Environmental Report

Exhibit 1 to Attachment A Page 3 of 20

Third Party Information: (continued)

Characteristic	Source Document(s)

Phase II Environmental Report Date	Phase II Environmental Report
Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report, Phase II Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
PML Report Required (Y/N)	Seismic Report, Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
Seismic Firm	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
Seismic Report Date	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
PML (%)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

Exhibit 1 to Attachment A Page 4 of 20

Multifamily Information:

Characteristic	Source Document(s)

Total Units	Appraisal Report, Rent Roll
Unit of Measure	Appraisal Report, Rent Roll
Monthly Rent Per Unit	Rent Roll
Occupancy As of Date	Rent Roll
Occupancy %	Rent Roll, Appraisal Report
Tenant Concentration Type	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
% of Tenant Concentration	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
Condo Ownership (% or N/A)	Continuing Covenant Agreement, Investment Brief
Green Advantage	Investment Brief, Green Assessment Report, Continuing Covenant Agreement
Affordable LI Units (<=80% AMI)	CRA Report
Affordable LI Units (<=60% AMI)	CRA Report
Affordable VLI Units (<=50% AMI)	CRA Report

Commercial Tenant Information:

Characteristic	Source Document(s)

# Units – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
Amount Sq. Ft - Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
% of GPR from Commercial Rental Income	Investment Brief

Exhibit 1 to Attachment A Page 5 of 20

Insurance Information:

Characteristic	Source Document(s)

Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Windstorm Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Flood Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report, Flood Determination Document
Seismic Insurance if PML >=20% (Yes/No)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Environmental Insurance (Y/N)	Environmental Insurance Certificate, Continuing Covenant Agreement

Underwriting Information:

Characteristic	Source Document(s)

3rd Most Recent Financial End Date	Investment Brief, Financial Analysis
3rd Most Recent EGI	Investment Brief, Financial Analysis
3rd Most Recent Expenses	Investment Brief, Financial Analysis
3rd Most Recent NOI	Investment Brief, Financial Analysis
3rd Most Recent NCF	Investment Brief, Financial Analysis
2nd Most Recent Financial End Date	Investment Brief, Financial Analysis
2nd Most Recent EGI	Investment Brief, Financial Analysis
2nd Most Recent Expenses	Investment Brief, Financial Analysis
2nd Most Recent NOI	Investment Brief, Financial Analysis
2nd Most Recent NCF	Investment Brief, Financial Analysis
Most Recent Financial End Date	Investment Brief, Financial Analysis
Most Recent EGI	Investment Brief, Financial Analysis
Most Recent Expenses	Investment Brief, Financial Analysis
Most Recent NOI	Investment Brief, Financial Analysis
Most Recent NCF	Investment Brief, Financial Analysis
UW EGI	Investment Brief, Financial Analysis
UW Expenses	Investment Brief, Financial Analysis
UW NOI	Investment Brief, Financial Analysis
Underwritten Annual Reserves	Investment Brief, Financial Analysis
UW NCF	Investment Brief, Financial Analysis

Exhibit 1 to Attachment A Page 6 of 20

Borrower/Principal Information:

Characteristic	Source Document(s)

Borrowing Entity	Project Note, Funding Note, Project Loan Agreement, Multifamily Loan and Security Agreement
Entity Type	Project Note, Funding Note, Project Loan Agreement, Multifamily Loan and Security Agreement
State of Organization	Project Note, Funding Note, Project Loan Agreement, Multifamily Loan and Security Agreement
Delaware Statutory Trust (Y/N)	Project Note, Funding Note, Project Loan Agreement, Multifamily Loan and Security Agreement
Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115
Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Tenants In Common (Y/N)	Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Continuing Covenant Agreement
Sponsor Name	Guaranty Agreement, Continuing Covenant Agreement
Recourse (Y/N)	Project Note, Funding Note, Guaranty Agreement
Recourse Description	Project Note, Funding Note, Guaranty Agreement
Environmental Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement, Promissory Note
Environmental Indemnitor (Name or N/A)	Continuing Covenant Agreement, Guaranty Agreement
Fraud Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement, Promissory Note
Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement, Promissory Note
Voluntary Bankruptcy Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement, Promissory Note
Waste Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement, Promissory Note

Exhibit 1 to Attachment A Page 7 of 20

Loan Information:

Characteristic	Source Document(s)

Loan Purpose (Acquisition, Refinance)	Settlement Statement, Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Freddie Mac Loan Number	Project Note, Amended Project Note, Funding Note, Continuing Covenant Agreement, Promissory Note
Optigo Lender	Project Note, Amended Project Note, Funding Loan Agreement, Project Loan Agreement, Promissory Note
Note Date	Project Note, Amended Project Note, Multifamily Housing Revenue Agency Debt Obligation, Promissory Note
Original Loan Amount	Project Note, Amended Project Note, Multifamily Housing Revenue Agency Debt Obligation, Promissory Note
Gross Interest Rate	Project Note, Amended Project Note, Promissory Note
Loan Amortization Type	Project Note, Amended Project Note, Promissory Note
Monthly Debt Service Amount (IO)	Project Note, Amended Project Note, Promissory Note
Monthly Debt Service Amount (Amortizing)	Project Note, Amended Project Note, Promissory Note
First Payment Date	Project Note, Amended Project Note, Promissory Note
Payment Date	Project Note, Amended Project Note, Promissory Note
Maturity Date	Project Note, Amended Project Note, Promissory Note
Rate Type	Project Note, Amended Project Note, Promissory Note
Accrual Basis	Project Note, Amended Project Note, Promissory Note
Late Charge Grace Period	Project Note, Amended Project Note, Promissory Note

Exhibit 1 to Attachment A Page 8 of 20

Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Provision	Project Note, Amended Project Note, Project Loan Agreement, Funding Loan Agreement, Promissory Note, Multifamily Loan and Security Agreement
Partial Defeasance Permitted (Y/N)	Project Note, Amended Project Note, Project Loan Agreement, Promissory Note, Multifamily Loan and Security Agreement
Defeasance To Maturity (Y/N)	Continuing Covenant Agreement, Project Loan Agreement, Promissory Note, Multifamily Loan and Security Agreement
Non-Compliance Provisions (Y/N)	Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy, Security Instrument
Lien Position	Title Policy
Ground Lease Rent	Ground Lease
Ground Lease Maturity Date	Ground Lease
Ground Lease Expiration Date w/ Extensions	Ground Lease
Cash Management (Description or N/A)	Cash Management Agreement, Lockbox Agreement
Lockbox (Y/N)	Cash Management Agreement, Lockbox Agreement
Assumption Fee	Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Additional Financing In Place (existing) (Y/N)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation, Supplemental Promissory Note
Additional Financing Amount (existing)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation, Supplemental Promissory Note
Additional Financing Description (existing)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation, Supplemental Promissory Note

Exhibit 1 to Attachment A Page 9 of 20

Loan Information: (continued)

Characteristic	Source Document(s)

Future Mezzanine Debt (Y/N)	Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Future Supplemental Financing (Y/N)	Continuing Covenant Agreement, Continuing Covenant Agreement Amendment, Multifamily Loan and Security Agreement
Future Supplemental Financing Description	Continuing Covenant Agreement, Continuing Covenant Agreement Amendment, Multifamily Loan and Security Agreement
Substitution Permitted (Y/N)	Continuing Covenant Agreement, Substitution Agreement, Multifamily Loan and Security Agreement
Number of Properties	Continuing Covenant Agreement, Multifamily Loan and Security Agreement, Appraisal Report
Collateral Release Price ($ or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement, Multifamily Loan and Security Agreement
Crossed Loans	Continuing Covenant Agreement, Cross Collateralization Agreement, Multifamily Loan and Security Agreement
Release (Y or N or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement, Multifamily Loan and Security Agreement
Release Provisions (Description or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement, Multifamily Loan and Security Agreement
Independent Director (Y/N)	Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion from Counsel, Commitment Letter
Bond Counsel Name	Opinion from Counsel
Primary Servicing Fee	Commitment Letter, Project Loan Agreement
Trustee Fee	Trustee Fee Bid Package

Exhibit 1 to Attachment A Page 10 of 20

Reserve/Escrow Information:

Characteristic	Source Document(s)

Tax Reserve (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Tax Reserve (Monthly)	Servicing Tape, List of All Escrow Accounts Held
Insurance Reserve (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Insurance Reserve (Monthly)	Servicing Tape, List of All Escrow Accounts Held
Engineering Reserve/Deferred Maintenance	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Engineering Reserve – Contractual Payment ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Replacement Reserve (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Replacement Reserve (Monthly)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement

Exhibit 1 to Attachment A Page 11 of 20

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Replacement Reserve – Contractual – Cap ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Other Reserve (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Other Reserve Description	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Other Reserve (Monthly)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape, Multifamily Loan and Security Agreement
Other Reserve – Contractual – Cap ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Springing Reserve Type	Continuing Covenant Agreement, Escrow Agreement, Multifamily Loan and Security Agreement
Springing Reserve Amount	Continuing Covenant Agreement, Escrow Agreement, Multifamily Loan and Security Agreement
Springing Reserve Description	Continuing Covenant Agreement, Escrow Agreement, Multifamily Loan and Security Agreement
Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Specify Accounts for Escrows/Reserves LOC	Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Letter of Credit Amount	Letter of Credit, Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Letter of Credit Description	Letter of Credit, Continuing Covenant Agreement, Multifamily Loan and Security Agreement

Exhibit 1 to Attachment A Page 12 of 20

Regulatory Agreement Information:

Characteristic	Source Document(s)

Regulatory Agreement (Y/N)	Regulatory Documents, Continuing Covenant Agreement, Legal Affordability Summary Report
Type of Regulatory Agreement(s)	Regulatory Documents, Continuing Covenant Agreement, Legal Affordability Summary Report
Description of Regulatory Agreement(s)	Regulatory Documents, Legal Affordability Summary Report
Number of LIHTC Units	Regulatory Documents, Legal Affordability Summary Report
Regulatory Agency/Housing Authority/Regulatory Agreement Counterparty	Regulatory Documents, Legal Affordability Summary Report
% Units with Income Restrictions	Regulatory Documents, Legal Affordability Summary Report
% Units with Rent Restrictions	Regulatory Documents, Legal Affordability Summary Report
HAP Maturity Date	Regulatory Documents, Legal Affordability Summary Report
Tax Credit Investor Name	LPA/Operating Agreement, Continuing Covenant Agreement
Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement, Continuing Covenant Agreement, Multifamily Loan and Security Agreement
Issuer	Funding Loan Agreement
Fiscal Agent Name	Funding Loan Agreement
Annual Fiscal Agent Fee ($)	Funding Loan Agreement, Commitment Letter, Amended Funding Loan Agreement, Fiscal Agent Fee Proposal
Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement, Amended Funding Loan Agreement
First Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement, Amended Funding Loan Agreement
Annual Governmental Lender Fee	Funding Loan Agreement, Regulatory Documents, Commitment Letter

Exhibit 1 to Attachment A Page 13 of 20

Notes:

1.	For the purpose of comparing certain Compared Characteristics, Freddie Mac instructed us to use certain Microsoft Excel file(s) in the table below as the Source Document(s), which were provided by Freddie Mac on the date listed in the table below.

Source Document	Microsoft Excel File Name	Date File Received

MSA Support File	MSA File_2025-10-01.xlsx	10/20/2025
CRA Report	cra2 (1).xlsx	10/20/2025
Legal Affordability Summary Report	ML-32 Regulatory Agreement Diligence Spreadsheet(94316.1).xlsx	11/4/2025
Servicing Tape	Servicer Escrow Template_2025-11-17.xlsx	11/17/2025

2.	Freddie Mac instructed us to perform procedures on the “Expected Construction Completion Date” characteristic only for those Loans, if any, that contain a repair mortgaged property completion date in the applicable Source Document(s).

If the applicable Source Document(s) do not contain a repair mortgaged property completion date, Freddie Mac instructed us to use “N/A” for the “Expected Construction Completion Date” characteristic.

3.	For the purpose of comparing the “Zoning Status” characteristic, Freddie Mac instructed us to use the appraisal report Source Document if the zoning summary Source Document was not available and to include “(Appraisal)” in the value for the “Zoning Status” characteristic if the appraisal report was used as the Source Document.

4.	For the purpose of comparing the “Appraised Value,” “Appraisal Valuation Date” and “Appraised Value Type” characteristics for any Loan listed in the table below, Freddie Mac instructed us to:
a.	Use the appraised value and appraisal value date, both as shown in the applicable Source Document(s), that are associated with the appraisal valuation type that is identified in the “Valuation Type from Appraisal Report” column of the table below for the “Appraised Value” and “Appraisal Valuation Date” characteristics, respectively, and
b.	Use the appraisal valuation type listed in the “Appraised Value Type” column of the table below for the “Appraised Value Type” characteristic.

Exhibit 1 to Attachment A Page 14 of 20

4. (continued)

Loan	Valuation Type from Appraisal Report	Appraised Value Type

Brandon Place Apartments	Hypothetical As-If Renovated Value – As Restricted	As-Stabilized (Rent Restrictions)

Lancaster Apartments	Hypothetical As Renovated Restricted	As-Stabilized (Rent Restrictions)

Regency Park Apartments	Hypothetical As Renovated Restricted	As-Stabilized (Rent Restrictions)

Sugar Creek Apartments	Hypothetical As Renovated Restricted	As-Stabilized (Rent Restrictions)

Irene McCoy Gaines Apartments	Prospective As Stabilized & Renovated – Restricted	As-Stabilized (Rent Restrictions)

Sweetwater Point	As if Complete and Stabilized assuming restricted operation	As-Stabilized

Centennial Village	Hypothetical Value As If Renovated - Unrestricted	As-Stabilized

5.	For the purpose of comparing the “Immediate Repairs Cost Estimate” characteristic, Freddie Mac instructed us to use “$0” for the “Immediate Repairs Cost Estimate” characteristic if the plan and cost review summary report, renovation cost analysis and document review report, form 1105, physical risk report, preliminary environmental screening site report, pre-construction analysis report or post construction analysis report Source Document did not contain the corresponding information and an engineering report Source Document was not available.

6.	For the purpose of comparing the “Replacement Reserves Cost Estimate per Year” characteristic, Freddie Mac instructed us to use “N/A” for the “Replacement Reserves Cost Estimate per Year” characteristic if the plan and cost review summary report, renovation cost analysis and document review report, form 1105, physical risk report, preliminary environmental screening site report, pre-construction analysis report or post construction analysis report Source Document did not contain the corresponding information and an engineering report Source Document was not available.

7.	For the purpose of comparing the “Environmental Firm” and “Phase I Environmental Report Date” characteristics, Freddie Mac instructed us to use “N/A (Physical Risk Report)” for the “Environmental Firm” and “Phase I Environmental Report Date” characteristics if a physical risk report, preliminary environmental screening site report or investment brief Source Document was provided in the related loan file and a phase I environmental report Source Document was not available.

Exhibit 1 to Attachment A Page 15 of 20

8.	Freddie Mac instructed us to perform procedures on the “Phase II Performed (Y/N)” and “Phase II Environmental Report Date” characteristics only for those Loans, if any, that contained a phase II environmental report Source Document in the related loan file

9.	For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “N/A” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if the physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and a phase I environmental report or phase II environmental report Source Document was not available.

For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “$0” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if a phase I environmental report, phase II environmental report, physical risk report and/or preliminary environmental screening site report Source Document was available and the sum of the value(s) shown in the phase I environmental report, phase II environmental report, physical risk report and/or preliminary environmental screening site report Source Document(s) was less than $5,000.

10.	Freddie Mac instructed us to perform procedures on the “PML Report Required (Y/N),” “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics only for Loans with “Yes” for the “Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)” characteristic on the Preliminary Data File. If the “Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes,” Freddie Mac instructed us to use “Yes” for the “PML Report Required (Y/N)” characteristic and the applicable information in the seismic report Source Document for the purpose of comparing the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics unless the applicable Source Document(s) state that a seismic assessment has been waived. If the “Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes” and the applicable Source Document(s) indicate that a seismic assessment has been waived or the related loan file does not contain a seismic report Source Document, Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics. If the “Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)” characteristic on the Preliminary Data File is “No,” Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.

11.	For the purpose of comparing the “Total Units” characteristic, Freddie Mac instructed us to only include the residential units at the mortgaged property associated with each Loan, as shown in the appraisal report or rent roll Source Document.

Exhibit 1 to Attachment A Page 16 of 20

12.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, Freddie Mac instructed us to use:
a.	Market rents for vacant, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents plus subsidies for occupied units,

as shown in the rent roll Source Document, and to ignore differences of +/- $5 or less.

If the market rent or in-place rent, as applicable, for any unit was not shown in the rent roll Source Document, Freddie Mac instructed us to exclude the corresponding unit(s) for the purpose of comparing the “Monthly Rent Per Unit” characteristic.

13.	For the purpose of comparing the “Occupancy As of Date” characteristic, Freddie Mac instructed us to use the last day of the applicable month if the applicable Source Document(s) only indicated the month and year.

For the purpose of comparing the “Occupancy %” characteristic, Freddie Mac instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, as shown in the rent roll Source Document.

If the number of units shown in the rent roll Source Document is less than the number of units shown in the appraisal report Source Document, Freddie Mac instructed us to treat the difference between the number of units shown in the appraisal report Source Document and the number of units shown in the rent roll Source Document as vacant units for the purpose of comparing the “Occupancy %” characteristic.

14.	For the purpose of comparing the “Tenant Concentration Type” and “% of Tenant Concentration” characteristics, Freddie Mac instructed us to treat “Alzheimer’s care” and “memory care” tenant types as “Assisted Living,” as shown in the applicable Source Document(s).

15.	For the purpose of comparing the “Insurance Information” characteristics, Freddie Mac instructed us to use the property insurance certificate, environmental insurance certificate or liability insurance certificate Source Document, as applicable, even if the certificate expired prior to the Cut-Off Date.

Exhibit 1 to Attachment A Page 17 of 20

16.	Freddie Mac instructed us to use “Yes” for the “Flood Insurance (Y/N)” characteristic if:
a.	There is flood insurance in place, as shown in the property insurance certificate Source Document and
b.	Flood insurance is required, as shown in the form 1133, flood determination document or multifamily insurance compliance report Source Document.

If flood insurance is not required, as shown in the form 1133 or multifamily insurance compliance report Source Document, Freddie Mac instructed us to use “No” for the “Flood Insurance (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that flood insurance is in place.

17.	Freddie Mac instructed us to use “Yes” for the “Seismic Insurance if PML >=20% (Yes/No)” characteristic if:
a.	The “PML (%),” as shown on the Preliminary Data File, is greater than or equal to 20%,
b.	Earthquake insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document, and
c.	Earthquake insurance is in place, as shown in the property insurance certificate Source Document.

If the “PML (%),” as shown on the Preliminary Data File, is less than 20% or is “N/A,” Freddie Mac instructed us to use “No” for the “Seismic Insurance if PML >=20% (Yes/No)” characteristic, even if the property insurance certificate Source Document indicates that earthquake insurance is in place.

18.	For the purpose of comparing the “Underwriting Information” and “Reserve/Escrow Information” characteristics that are expressed as dollar values, Freddie Mac instructed us to ignore differences:
a.	Of +/- $1 or less for all “Underwriting Information” characteristics and
b.	Of +/- $5 or less for all “Reserve/Escrow Information” characteristics.

19.	For the purpose of comparing the “Borrower Or Principal Prior Bankruptcy (Y/N)” characteristic, Freddie Mac indicated that the applicable Source Document(s) are not provided for public entities and to use “No” for the “Borrower Or Principal Prior Bankruptcy (Y/N)” characteristic if the applicable Source Document(s) for any non-public entities indicated as such.

20.	For the purpose of comparing the “Optigo Lender” characteristic, Freddie Mac instructed us to use the “Lender,” “Funding Lender” or “Initial Funding Lender” of the Loan, as shown in the applicable Source Document(s).

21.	For the purpose of comparing the “Gross Interest Rate” characteristic, Freddie Mac instructed us to use the sum of the interest rate and the servicing fee rate, as shown in the applicable Source Document(s).

Exhibit 1 to Attachment A Page 18 of 20

22.	For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any:
a.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Interest Only” (each, an “Interest Only Loan”) or
b.	Loan for which the “Loan Amortization Type” characteristic, as shown on the Preliminary Data File, is “Partial IO” (each, a “Partial IO Loan”),

and which also have an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product, rounded to two decimal places, of:

i.	The “Original Loan Amount,” as shown on the Preliminary Data File, and
ii.	The “Gross Interest Rate,” as shown on the Preliminary Data File.

For the purpose of comparing the “Monthly Debt Service Amount (IO)” characteristic for any Interest Only Loan or Partial IO Loan which also have an “Accrual Basis” of “Actual/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service Amount (IO)” characteristic as 1/12th of the product, rounded to two decimal places, of:

a.	The “Original Loan Amount,” as shown on the Preliminary Data File,
b.	The “Gross Interest Rate,” as shown on the Preliminary Data File, and
c.	365/360.

For any Interest Only Loan, Freddie Mac instructed us to use the “Monthly Debt Service Amount (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

For any Loan for which the “Loan Amortization Type” characteristic is “Balloon” or “Fully Amortizing,” as shown on the Preliminary Data File (each, an “Amortizing Loan”), Freddie Mac instructed us to use “N/A” for the “Monthly Debt Service Amount (IO)” characteristic.

23.	For the purpose of comparing the “First Payment Date” characteristic (except for any Loan listed in the table below), Freddie Mac instructed us to assume that the “First Payment Date” is the payment date after the end of the first full interest accrual period.

For the purpose of comparing the “First Payment Date” for any Loan listed in the table below, Freddie Mac instructed us to use the first payment date value shown on the amortization schedule in the applicable Source Document(s).

Loan

The Paramount
Brandon Place Apartments
Lancaster Apartments
Regency Park Apartments
Sugar Creek Apartments
Centennial Village

Exhibit 1 to Attachment A Page 19 of 20

24.	For the purpose of comparing the “Prepayment Provision” characteristic for Loans which permit defeasance after the “Conversion Date” or “Long-Term Permanent Financing Date,” as applicable, as shown in the applicable Source Document(s), Freddie Mac instructed us to consider the “Conversion Date” or “Long-Term Permanent Financing Date,” as applicable, as the “Note Date,” as shown in the applicable Source Document(s).

For the purpose of comparing the “Prepayment Provision” characteristic, Freddie Mac instructed us to ignore any prepayment premiums or other conditions related to prepayments made in connection with a tax abatement, purchase agreement, release of funds from any reserve(s) or loan equalization payment as described in the applicable Source Document(s).

25.	For the purpose of comparing the “Cash Management (Description or N/A)” characteristic, Freddie Mac instructed us to use the following definitions:
a.	Hard – a cash management administration method where the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account. Funds are then swept into a lender-controlled account and
b.	Springing – a cash management administration method where, at the origination of the Loan, the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account. Prior to a trigger event, the funds will be swept to a borrower-controlled account. Upon the occurrence of a trigger event, the funds will be swept to a lender-controlled account

26.	For the purpose of comparing the “Lockbox (Y/N)” characteristic, Freddie Mac instructed us to use “Yes” if a clearing account was set up at the origination of the Loan, as shown in the applicable Source Document(s).

27.	For the purpose of comparing the “Primary Servicing Fee” characteristic, Freddie Mac indicated that the “Primary Servicing Fee” is described in the Draft Preliminary Information Circular and other Transaction offering documents as the sub-servicing fee.

28.	Freddie Mac indicated that the “Trustee Fee” of “0.01610%” per annum for each Loan on the Preliminary Data File is comprised of a certificate administrator fee of “0.01237%” per annum and a trustee fee of “0.00373%” per annum, as shown in the applicable Source Document.

29.	For the purpose of comparing the “Tax Credit Investor Name” characteristic, Freddie Mac instructed us to list all entities directly rolling up to the tax credit investor entity with an ownership interest of 15% or greater in the tax credit investor entity, as shown in the related organizational chart(s) in the applicable Source Document(s).

Exhibit 1 to Attachment A Page 20 of 20

30.	For any Loan listed in the table below, Freddie Mac instructed us to use the value, as shown on the Preliminary Data File, for the applicable characteristic listed in the table below, even if the information on the Preliminary Data File did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Loan	Characteristic

N/A	N/A

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the (a) information described in the table above, as shown on the Preliminary Data File, or (b) instruction(s) provided by Freddie Mac described in this Note.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Freddie Mac that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Property Name
Loan Group
Master Servicing Fee
CREFC Royalty Fee
Master Servicing Surveillance Fee
Special Servicing Surveillance Fee
Rental Subsidy Indicator (Y/N)
Rental Subsidy Type
Environmental Insurance Expiration Date
Environmental Insurance Carrier (Name or N/A)
Environmental Insurance Carrier Rating
Environmental Insurance Coverage ($ or N/A)
Terrorism Insurance Expiration Date
Terrorism Insurance Carrier (Name or N/A)
Terrorism Insurance Carrier Rating
Terrorism Insurance Coverage ($ or N/A)
Terrorism Insurance Deductible ($ or N/A)
Property Insurance Expiration Date
Property Insurance Carrier (Name or N/A)
Property Insurance Carrier Rating
Property Insurance Coverage ($ or N/A)
Property Insurance Deductible ($ or N/A)
Liability Insurance Expiration Date
Liability Insurance Carrier (Name or N/A)
Liability Insurance Carrier Rating
Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)
Liability Insurance Deductible ($ or N/A)
Tax Credit Syndicator Name
Borrower Principal
Borrower/Principal Liquid Assets
Borrower/Principal Net Worth
Bankruptcy Description (Chapter # or N/A)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.